Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Apr. 02, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38049
Entity Registrant Name	AZUL SA
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floorEdifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri, State of São Paulo
Entity Address, Postal Zip Code	06460-040
Entity Address, Country	BR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001432364
Common shares
Document Information [Line Items]
Title of 12(g) Security	Common Shares without par value
Entity Common Stock, Shares Outstanding	2,128,965,121	54,913,287,951,407
No Trading Symbol Flag	true
Preferred shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	896,039,753
American Depositary Shares
Document Information [Line Items]
Title of 12(g) Security	American Depositary Shares (as evidenced by American Depositary Receipts), each representing 500,000 Common Shares
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Avenida Marcos Penteado de Ulhôa Rodrigues, n. 939, 8th floorEdifício Jatobá, Condomínio Castelo Branco Office Park
Entity Address, City or Town	Barueri, State of São Paulo
Entity Address, Postal Zip Code	06460-040
Entity Address, Country	BR
Contact Personnel Name	Alexandre Wagner Malfitani
Contact Personnel Email Address	invest@voeazul.com.br
Country Region	+55
City Area Code	11
Local Phone Number	4831-2880